Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 14,152	$ 25,799	$ 14,782
Income tax expenses computed at applicable tax rates of 25%	3,538	6,450	3,696
Effect of different tax rates in different jurisdictions	3,010	704	770
Non-deductible expenses	1,362	1,059	152
Effect of tax holidays	(2,148)	(1,934)	(2,610)
Effect of valuation allowances	184	1,232	285
Withholding tax on undistributed earnings	141	689	313
Income tax reversal	(627)	(79)	(299)
Income Tax Expense, Total	$ 5,460	$ 8,121	$ 2,307
Effective income tax rate	38.58%	31.48%	15.61%